Income Taxes - Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Tax loss carryforwards and other tax credits	$ 15,900	$ 17,514
Accounts payable and accrued expenses	7,083	9,262
Intangible assets and deferred charges, net	4,175	6,358
Others	0	411
Total deferred tax assets, net	27,158	33,545
Deferred tax liabilities:
Property, machinery and equipment	(27,268)	(35,095)
Investments and other assets	(874)	(2,012)
Total deferred tax liabilities, net	(28,142)	(37,107)
Net deferred tax liabilities	(984)	(3,562)
Country of domicile [member]
Deferred tax liabilities:
Net deferred tax liabilities	(3,644)	(2,509)
Foreign countries [member]
Deferred tax liabilities:
Net deferred tax liabilities	$ 2,660	$ (1,053)